Goodwill and Intangibles - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 44.4	$ 78.0	$ 78.0	$ 38.1
Charges	0.5	0.1	27.2	193.8
Separation adjustment			(5.9)
Reserve adjustment		(0.2)	(6.0)	(2.5)
Cash paid	(7.6)	(20.3)	(48.9)	(151.4)
Balance at end of period	37.3	57.6	44.4	78.0
Exit costs
Restructuring Reserve [Roll Forward]
Balance at beginning of period	9.3	34.9	34.9	11.5
Charges	0.0	0.0	11.7	31.8
Separation adjustment			(5.9)
Reserve adjustment		(0.2)	(6.0)	1.4
Cash paid	(0.3)	(6.7)	(25.4)	(9.8)
Balance at end of period	9.0	28.0	9.3	34.9
Severance
Restructuring Reserve [Roll Forward]
Balance at beginning of period	35.1	43.1	43.1	26.6
Charges	0.5	0.1	15.5	162.0
Separation adjustment			0.0
Reserve adjustment		0.0	0.0	(3.9)
Cash paid	(7.3)	(13.6)	(23.5)	(141.6)
Balance at end of period	$ 28.3	$ 29.6	$ 35.1	$ 43.1